Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.25 each, of AstraZeneca PLC ("Ordinary Shares")
Amount Registered | shares	1,086,071
Proposed Maximum Offering Price per Unit	119.32
Maximum Aggregate Offering Price	$ 129,589,991.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,896.38
Offering Note	Note to Amount Registered 1(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional Ordinary Shares that may be offered or sold under the terms of the AstraZeneca Savings Related Share Option Scheme by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares. Note to Amount Registered 1(b): Represents 1,086,071 Ordinary Shares that may be offered or sold upon exercise of outstanding options previously granted under the AstraZeneca Savings Related Share Option Scheme. Note to Proposed Maximum Offering Price Per Unit 1(c): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the weighted average exercise price of GBP87.80 per Ordinary Share granted under the AstraZeneca Savings Related Share Option Scheme converted into U.S. dollars at the exchange rate of $1.3590 to GBP1.0000 on January 23, 2026 as published by the Board of Governors of the Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	25,865,874
Proposed Maximum Offering Price per Unit	186.74
Maximum Aggregate Offering Price	$ 4,830,193,310.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 667,049.70
Offering Note	Note to Amount Registered 2(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional Ordinary Shares that may be offered or sold under the terms of the AstraZeneca Restricted Share Plan, AstraZeneca Global Restricted Stock Plan, AstraZeneca Extended Incentive Plan, AstraZeneca Deferred Bonus Plan, AstraZeneca Performance Share Plan 2020, AstraZeneca Savings Related Share Option Scheme, AstraZeneca Share Incentive Plan, and AstraZeneca SharePlus Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares. Note to Amount Registered 2(b): Includes 1,500,000 Ordinary Shares that may be offered or sold under the AstraZeneca Restricted Share Plan, 12,000,000 Ordinary Shares that may be offered or sold under the AstraZeneca Global Restricted Stock Plan, 250,000 Ordinary Shares that may be offered or sold under the AstraZeneca Extended Incentive Plan, 250,000 Ordinary Shares that may be offered or sold under the AstraZeneca Deferred Bonus Plan, 5,000,000 Ordinary Shares that may be offered or sold under the AstraZeneca Performance Share Plan 2020, 680,222 Ordinary Shares that may be offered or sold under the AstraZeneca Savings Related Share Option Scheme, 185,652 Ordinary Shares that may be offered or sold under the AstraZeneca Share Incentive Plan and 6,000,000 Ordinary Shares that may be offered or sold under the AstraZeneca SharePlus Plan. Note to Proposed Maximum Offering Price Per Unit 2(c): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices per American Depositary Share, each representing one half of one Ordinary Share (an "ADS") as reported on the Nasdaq Global Select Market on January 28, 2026, of $93.37 multiplied by two (the ratio of ADSs to Ordinary Shares).